Other Liabilities	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Other Liabilities
23	Other Liabilities

As at October 31 ($ millions)	2024 (1)	2023 (1)
Accrued interest	$7,840	$7,686
Lease liabilities (2)	2,982	3,202
Accounts payable and accrued expenses	8,133	8,343
Current tax liabilities	1,070	728
Deferred tax liabilities (Note 28)	1,397	1,446
Gold and silver certificates and bullion	578	439
Margin and collateral accounts	8,186	8,531
Segregated fund liabilities	1,231	1,467
Payables to brokers, dealers and clients	798	1,565
Provisions (Note 24)	411	573
Allowance for credit losses on off-balance sheet exposures (Note 14)	186	149
Pension liabilities (Note 29)	523	521
Other liabilities of subsidiaries and structured entities	22,104	26,836
Other	7,589	8,393
Total	$63,028	$69,879

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)	Represents discounted value of lease liabilities.
The table below sets out a maturity analysis of undiscounted lease liabilities showing the lease payments to be made after the reporting date:

As at October 31 ($ millions)	2024	2023
Within 1 year	$410	$428
1 to 2 years	404	410
2 to 3 years	401	405
3 to 4 years	381	398
4 to 5 years	358	371
After 5 years	1,677	1,852
Total	$3,631	$3,864